Average Annual Total Returns - Western Asset Total Return Unconstrained Fund	Sep. 30, 2020
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Formerly known as ICE BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity Index) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.60%	[1]
5 Years	1.33%	[1]
10 Years	0.83%	[1]
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	8.72%	[2]
5 Years	3.05%	[2]
10 Years	3.75%	[2]
Class I
Average Annual Return:
1 Year	8.72%
5 Years	3.82%
10 Years	4.04%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	7.20%
5 Years	2.42%
10 Years	2.76%
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.17%
5 Years	2.30%
10 Years	2.58%
Class FI
Average Annual Return:
1 Year	8.29%
5 Years	3.50%
10 Years	3.75%
Class IS
Average Annual Return:
1 Year	8.70%
5 Years	3.92%
10 Years	4.09%
Class A
Average Annual Return:
1 Year	3.69%
5 Years	2.58%
10 Years
Since Inception	2.63%
Inception Date	Apr. 30, 2012
Class C
Average Annual Return:
1 Year	6.50%
5 Years	2.79%
10 Years
Since Inception	2.46%
Inception Date	Apr. 30, 2012
Class R
Average Annual Return:
1 Year	8.05%
5 Years	3.25%
10 Years
Since Inception	2.95%
Inception Date	Apr. 30, 2012
Class A2
Average Annual Return:
1 Year	3.75%
5 Years	2.44%
10 Years
Since Inception	2.11%
Inception Date	May 01, 2014

[1]

For Class A, Class A2, Class C and Class R shares, for the period from the class’ inception date to December 31, 2019, the average annual total return of the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index was 0.98%, 1.20%, 0.98% and 0.98%, respectively.

[2]

For Class A, Class A2, Class C and Class R shares, for the period from the class’ inception date to December 31, 2019, the average annual total return of the Bloomberg Barclays U.S. Aggregate Index was 2.84%, 3.21%, 2.84% and 2.84%, respectively.